Document and Entity Information	Apr. 06, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000105319
Document Type	8-K/A
Document Period End Date	Apr. 06, 2026
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	18 West 18th Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 7, 2026, WW International, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) to report that on April 6, 2026, the Board of Directors of the Company (the “Board”) unanimously elected Lisa Gavales and Sue E. Gove as directors of the Company, effective April 7, 2026. At the time of the Initial Filing, the Board had not made a determination regarding committee assignments for Ms. Gavales or Ms. Gove. The Company is filing this Current Report on Form 8-K/A to disclose the committee assignments for Ms. Gavales and Ms. Gove.On April 8, 2026, the Board appointed Ms. Gavales to serve as a member of the Compensation and Benefits Committee and Strategy and Finance Committee, and appointed Ms. Gove to serve as a member of the Audit Committee and the Nominating and Corporate Governance Committee, effective immediately.